RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Information About Key Management Personnel

Remuneration attributed to key management personnel can be summarized as follows:

	For the years ended
	December 31, 2018	December 31, 2017
Short-term compensation(1)	$3,961,649	$4,101,441
Share-based payments (stock options)(2)	12,377,331	8,830,606

	$16,338,980	$12,932,047

(1)

Short-term compensation to key management personnel for the year ended December 31, 2018 amounted to $3,961,649 (2017 - $4,101,441) of which $3,320,106 (2017 - $3,164,827) was expensed and included in salaries, benefits and directors’ fees on the statement of loss and comprehensive loss. The remaining $641,543 (2017 - $936,614) was capitalized to exploration and evaluation assets.

(2)

Share-based payments to key management personnel for the year ended December 31, 2018 amounted to $12,377,331 (2017 - $8,830,606) of which $11,534,811 (2017 - $7,696,538) was expensed and $842,520 (2017 - $1,134,068) was capitalized to exploration and evaluation assets.